UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $982,841 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    18775   421900 SH       SOLE                   421900        0        0
AVALONBAY CMNTYS INC           COM              053484101    42007   449900 SH       SOLE                   449900        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    44441  1469600 SH       SOLE                  1469600        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    16371  1202900 SH       SOLE                  1202900        0        0
CHESAPEAKE LODGING TR          SH BEN INT       165240102     5034   318200 SH       SOLE                   318200        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     6350   152500 SH       SOLE                   152500        0        0
HOME DEPOT INC                 COM              437076102    30591  1089800 SH       SOLE                  1089800        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    55454  4113800 SH       SOLE                  4113800        0        0
HYATT HOTELS CORP              COM CL A         448579102    34954   942400 SH       SOLE                   942400        0        0
KILROY RLTY CORP               COM              49427F108    32831  1104300 SH       SOLE                  1104300        0        0
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108     1707    83000 SH       SOLE                    83000        0        0
LOWES COS INC                  COM              548661107    42090  2061200 SH       SOLE                  2061200        0        0
M D C HLDGS INC                COM              552676108    45882  1702500 SH       SOLE                  1702500        0        0
MACERICH CO                    COM              554382101   110116  2950600 SH       SOLE                  2950600        0        0
MERITAGE HOMES CORP            COM              59001A102    21960  1348900 SH       SOLE                  1348900        0        0
MFA FINANCIAL INC              COM              55272X102    30438  4113300 SH       SOLE                  4113300        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    55551  1553000 SH       SOLE                  1553000        0        0
NVR INC                        COM              62944T105    17127    26147 SH       SOLE                    26147        0        0
PEBBLEBROOK HOTEL TR           COM              70509V100     7302   387400 SH       SOLE                   387400        0        0
POST PPTYS INC                 COM              737464107    38682  1701800 SH       SOLE                  1701800        0        0
REGENCY CTRS CORP              COM              758849103    22394   651000 SH       SOLE                   651000        0        0
RYLAND GROUP INC               COM              783764103     9500   600500 SH       SOLE                   600500        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    40190  1181700 SH       SOLE                  1181700        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    71094   880417 SH       SOLE                   880417        0        0
SL GREEN RLTY CORP             COM              78440X101    44030   799960 SH       SOLE                   799960        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    34675  3491900 SH       SOLE                  3491900        0        0
TAUBMAN CTRS INC               COM              876664103    12809   340400 SH       SOLE                   340400        0        0
TERRENO RLTY CORP              COM              88146M101     4428   250000 SH       SOLE                   250000        0        0
TOLL BROTHERS INC              COM              889478103    45216  2763800 SH       SOLE                  2763800        0        0
VENTAS INC                     COM              92276F100    40842   869900 SH       SOLE                   869900        0        0